Financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial assets and liabilities
Note 18. Financial assets and liabilities
18.1
Borrowings:

	As of December 31, 2021	As of December 31, 2020
Noncurrent
Borrowings	447,751	349,559

Total noncurrent	447,751	349,559

Current
Borrowings	163,222	190,227

Total current	163,222	190,227

Total Borrowings	610,973	539,786

Below are the maturity dates of Company borrowings (excluding lease liabilities) and their exposure to interest rates:

	As of December 31, 2021	As of December 31, 2020
Fixed interest
Less than 1 year	109,016	113,174
From 1 to 2 years	112,860	105,652
From 2 to 5 years	214,491	134,623
Over 5 years	75,468	—

Total	511,835	353,449
Variable interest
Less than 1 year	54,206	77,053
From 1 to 2 years	44,932	64,352
From 2 to 5 years	—	44,932

Total	99,138	186,337

Total Borrowings	610,973	539,786

See Note 18.5.2 for information on the fair value of the borrowings.
The carrying amount of borrowings effective as of December 31, 2021, is as follows:

Subsidiary	Bank	Execution date	Currency	Principal	Interest	Annual rate		Maturity date	Carrying amount

Vista Argentina	Banco Galicia, Banco Itaú Unibanco, Banco Santander Rio and Citibank NA (1)	July, 2018	US	150,000	Variable	LIBOR + 4.5	% (1)	July, 2023	184,581
				150,000	Fixed	8%
Vista Argentina	Banco BBVA S.A.	July, 2019	US	15,000	Fixed	9.40%		July, 2022	5,081
Vista Argentina	Santander International	January, 2021	US	11,700	Fixed	1.80%		January, 2026	137	(2)

Subsidiary	Bank	Execution date	Currency	Principal	Interest	Annual rate	Maturity date	Carrying amount
Vista Argentina	Santander International	July, 2021	US	43,500	Fixed	2.05%	July, 2026	60	(2)
Vista Argentina	Bolsas y Mercados Argentinos S.A.	December, 2021	ARS	917,892	Fixed	32%	March, 2022	3,191	(3)

(1)	As of December 31, 2021, the Company should meet the following financial ratios according to the parameters defined in the loan agreement:

(i)	The ratio of consolidated net debt to consolidated EBITDA (“Earnings Before Interest, Tax, Depreciation and Amortization.”)

(ii)
The consolidated interest coverage rate as of the last day of every tax quarter. The consolidated interest coverage rate is the proportion of (a) consolidated EBITDA to (b) consolidated interest expenses for the period.

This credit facility includes covenants restricting, but not prohibiting, among other things, Vista Argentina, Vista Holding I, Vista Holding II, Aluvional S.A. and AFBN S.R.L. and the Company’s ability to: (i) incur or guarantee additional debt; (ii) create liens on its assets to secure debt; (iii) dispose of assets (iv) merge or consolidate with another person or sell or otherwise dispose of all or substantially all of its assets; (v) change their existing line of business (vi) declare or pay any dividends or return any capital; (vii) make investments; (viii) enter into transactions with affiliates; and (ix) change their existing accounting practices.
As of December 31, 2021, and 2020, there was no
non-compliance
of said affirmative, negative and financial covenants.
(2)
The carrying amount related to interest and the principal is collateralized.
(3)
Net amount of 6,793 from short-term investments granted as securities.
Moreover, Vista Argentina issued nonconvertible debt securities, under the name “
Programa de Notas
” approved by the National Securities Commission in Argentina (“CNV” by its Spanish acronym). The following chart shows the carrying amount of negotiable obligations (“ON” by its Spanish acronym) effective as of December 31,

Subsidiary	Instrument		Execution date	Currency		Principal	Interest	Annual rate	Maturity date	Carrying amount

Vista Argentina	ON II		August, 2019	US		50,000	Fixed	8.50%	August, 2022	50,492
Vista Argentina	ON III		February, 2020	US		50,000	Fixed	3.50%	February, 2024	50,316
Vista Argentina	ON IV	(1)	August, 2020	ARS		725,650	Variable	Badlar + 1.37%	February, 2022	7,427
Vista Argentina	ON V		August, 2020	US		20,000	Fixed	0%	August, 2023	19,869
			December, 2020	US		10,000	Fixed	0%	August, 2023	9,931
Vista Argentina	ON VI		December, 2020	US		10,000	Fixed	3.24%	December, 2024	9,940
Vista Argentina	ON VII		March, 2021	US		42,371	Fixed	4.25%	March, 2024	41,970
Vista Argentina	ON VIII		March, 2021	ARS	(2)	3,054,537	Fixed	2.73%	September, 2024	40,888
Vista Argentina	ON IX		June, 2021	US		38,787	Fixed	4.00%	June, 2023	38,551
Vista Argentina	ON X		June, 2021	ARS	(2)	3,104,063	Fixed	4.00%	March, 2025	36,891

Subsidiary	Instrument	Execution date	Currency	Principal	Interest	Annual rate	Maturity date	Carrying amount
Vista Argentina	ON XI	August, 2021	US	9,230	Fixed	3.48%	August, 2025	9,196
Vista Argentina	ON XII	August, 2021	US	100,769	Fixed	5.85%	August, 2031	102,452

(1)	See Note 3 5 .
(2)	Amount in UVA, adjusted by CER (see Note 11.3).
Under the aforementioned program, Vista Argentina may list and issue debt securities in Argentina for a total principal up to 800,000 or its equivalent in other currencies at any time.
18.2 Changes in liabilities from financing activities
Changes in the borrowings were as follows:

	As of December 31, 2021	As of December 31, 2020
Amounts at beginning of year	539,786	451,413
Proceeds from borrowings (1)	361,203	198,618
Borrowings interest (Note 11.2) (2)	50,660	47,923

Payment of borrowings costs	(3,326)	(2,259)
Payment of borrowings interest	(54,636)	(43,756)
Payment of borrowings principal	(284,695)	(98,761)
Amortized cost (Note 11.3) (2)	4,164	2,811
Remeasurement in borrowings (Note 11.3) (2)	19,163	—
Changes in foreign exchange rate (2)	(21,346)	(16,203)

Amounts at end of year	610,973	539,786

(1)
As of December 31, 2021, including
358,093
from borrowings received and 3,110 from the release of government bonds granted as security of prior loans. and as of December 31, 2020, including
201,728
nets of 3,110 of government bonds in guarantees. These transactions did not generate cash flows.

(2)	These transactions did not generate cash flows.
18.3 Warrants
Along with the issuance of Series A ordinary shares in the IPO, the Company placed 65,000,000 warrants to purchase a third of Series A ordinary shares at an exercise price of 11.50 US/share (the “Series A warrants.”) They expire on April 4, 2023, or earlier if after the exercise option the closing price of a Series A share is equal to or higher than the amount in Argentine pesos equal to US 18.00 during 20 trading days within a
30-day
trading, and the Company opts for the early termination of the exercise term. Should the Company opt for the early termination, it will be entitled to declare that Series A warrants will be exercised “with no payment in cash.” Should the Company opt for the exercise with no payment in cash, the holders of Series A warrants that choose to exercise the option should deliver and receive a variable number of Series A shares resulting from the formula established in the deed of issue of warrants that captures the average of the equivalent in US dollars of the closing price of Series A shares during a
10-day
period.
Almost at the same time, the Company’s promoters purchased 29,680,000 warrants to purchase a third of Series A ordinary shares at an exercise price of 11.50 US/share (the “warrants”) for 14,840 in a private placement made at the same time as the IPO closing in Mexico. Warrants are identical and fungible with Series A warrants; however, the former could have differences regarding the early termination and may be exercised for cash or no cash for a variable number of Series A shares at the discretion of the Company’s promoters or authorized assignees. If warrants are held by other persons, then they will be exercised on the same basis as the other securities.
The warrants exercise period began on August 15, 2018.
On February 13, 2019, the Company completed the sale of 5,000,000 warrants for the purchase of a third of Series A ordinary shares in agreement with the Forward Purchase Agreement and certain subscription commitment at an exercise price of
11.50 US/share (the “warrants”).
As of December 31, 2021, and 2020, no warrant holder has exercised their right.
The liability for warrants will eventually be part of the Company’s equity (Series A ordinary shares) when the securities are exercised or will be extinguished once pending securities expire and will not give rise to a cash disbursement by the
Company.

Noncurrent	As of December 31, 2021	As of December 31, 2020

Warrants	2,544	362

Total noncurrent	2,544	362

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Liabilities
Borrowings (Note 18.1)	349,559	—	349,559
Warrants (Note 18.3)	—	362	362
Lease liabilities (Note 15)	17,498	—	17,498

Total noncurrent financial liabilities	367,057	362	367,419

Borrowings (Note 18.1)	190,227	—	190,227
Trade and other payables (Note 26)	118,619	—	118,619
Lease liabilities (Note 15)	6,183	—	6,183

Total current financial liabilities	315,029	—	315,029

Below are income, expenses, profit, or loss from each financial instrument:
For the year ended December 31, 2021
:
18.4 Financial instruments by
category
The following chart includes the financial instruments broken down by category:

As of December 31, 2021	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Assets
Defined benefit asset’s plan (Note 23)	7,594	—	7,594
Trade and other receivables (Note 17)	199	—	199

Total noncurrent financial assets	7,793	—	7,793

Cash, bank balances and other short-term investments (Note 20)	185,546	129,467	315,013
Trade and other receivables (Note 17)	32,430	—	32,430

Total current financial assets	217,976	129,467	347,443

Liabilities
Borrowings (Note 18.1)	447,751	—	447,751
Trade and other payables (Note 26)	50,159	—	50,159
Warrants (Note 18.3)	—	2,544	2,544
Lease liabilities (Note 15)	19,408	—	19,408

Total noncurrent financial liabilities	517,318	2,544	519,862

Borrowings (Note 18.1)	163,222	—	163,222
Trade and other payables (Note 26)	138,482	—	138,482
Lease liabilities (Note 15)	7,666	—	7,666

Total current financial liabilities	309,370	—	309,370

As of December 31, 2020	Financial assets/liabilities at amortized cost	Financial assets/liabilities FVTPL	Total financial assets/liabilities
Assets
Defined benefit asset’s plan (Note 23)	8,004	—	8,004
Trade and other receivables (Note 17)	546	—	546

Total noncurrent financial assets	8,550	—	8,550

Cash, bank balances and other short-term investments (Note 20)	170,851	32,096	202,947
Trade and other receivables (Note 17)	30,109	—	30,109

Total current financial assets	200,960	32,096	233,056

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total

Interest income (Note 11.1)	65	—	65
Interest expense (Note 11.2)	(50,660)	—	(50,660)
Amortized cost (Note 11.3)	(4,164)	—	(4,164)
Changes in the fair value of warrants (Note 11.3)	—	(2,182)	(2,182)
Net changes in foreign exchange rate (Note 11.3)	14,328		14,328
Discount of assets and liabilities at present value (Note 11.3)	(2,300)		(2,300)
Changes in the fair value of financial assets (Note 11.3)	—	5,061	5,061
Interest expense on lease liabilities (Note 11.3)	(1,079)	—	(1,079)
Discount for well plugging and abandonment (Note 11.3)	(2,546)	—	(2,546)
Remeasurements of borrowings (Note 11.3)	(19,163)	—	(19,163)
Other (Note 11.3)	4,851	—	4,851

Total	(60,668)	2,879	(57,789)

For the year ended December 31,
2020:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total

Interest income (Note 11.1)	822	—	822
Interest expense (Note 11.2)	(47,923)	—	(47,923)
Amortized cost (Note 11.3)	(2,811)	—	(2,811)
Changes in the fair value of warrants (Note 11.3)	—	16,498	16,498
Net changes in foreign exchange rate (Note 11.3)	3,068	—	3,068
Discount of assets and liabilities at present value (Note 11.3)	(3,432)	—	(3,432)
Impairment of financial assets (Note 11.3)	(4,839)	—	(4,839)
Changes in the fair value of financial assets (Note 11.3)	—	(645)	(645)
Interest expense on lease liabilities (Note 11.3)	(1,641)	—	(1,641)
Discount for well plugging and abandonment (Note 11.3)	(2,584)	—	(2,584)
Other (Note 11.3)	633	—	633

Total	(58,707)	15,853	(42,854)

For the year ended December 31,
2019:

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Interest income (Note 11.1)	3,770	—	3,770
Interest expense (Note 11.2)	(34,163)	—	(34,163)

	Financial assets/liabilities at amortized cost	Financial assets/liabilities at FVTPL	Total
Amortized cost(Note 11.3)	(2,076)	—	(2,076)
Changes in the fair value of warrants (Note 11.3)	—	6,840	6,840
Net changes in foreign exchange rate (Note 11.3)	(2,991)	—	(2,991)
Discount of assets and liabilities at present value (Note 11.3)	(10)	—	(10)
Changes in the fair value of the financial assets (Note 11.3)	—	873	873
Interest expense on lease liabilities (Note 11.3)	(1,561)	—	(1,561)
Discount for well plugging and abandonment (Note 11.3)	(1,723)	—	(1,723)
Other (Note 11.3)	(67)	—	(67)

Total	(38,821)	7,713	(31,108)

18.5 Fair value
This note includes information on the Company’s method for assessing the fair value of its financial assets and liabilities.
18.5.1 Fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis
The Company classifies the measurements at fair value of financial instruments using a fair value hierarchy, which shows the relevance of the variables applied to carry out these measurements. The fair value hierarchy has the following levels:

•	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

•	Level 2: data other than the quoted prices included in Level 1 that are observable for assets or liabilities, either directly (that is prices) or indirectly (that is derived from prices).

•	Level 3: data on the asset or liability that are based on information that cannot be observed in the market (that is, non-observable data).
The following chart shows the Company’s financial assets and liabilities measured at fair value as of December 31, 2021 and 2020:

As of December 31, 2021	Level 1	Level 2	Level 3	Total

Assets
Financial assets at fair value through profit or loss
Short term investments	129,467	—	—	129,467

Total assets	129,467	—	—	129,467

As of December 31, 2021	Level 1	Level 2	Level 3	Total
Liabilities

Financial liabilities at fair value through profit or loss
Warrants	—	—	2,544	2,544

Total liabilities	—	—	2,544	2,544

As of December 31, 2020	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit or loss
Short term investments	32,096	—	—	32,096

Total assets	32,096	—	—	32,096

As of December 31, 2020	Level 1	Level 2	Level 3	Total
Liabilities
Financial liabilities at fair value through profit or loss
Warrants	—	—	362	362

Total liabilities	—	—	362	362

F-60

The value of financial instruments traded in active markets is based on quoted market prices as of the date of these accompanying consolidated financial statements. A market is considered active when quoted prices are available regularly through a stock exchange, a broker, a specific sector entity or regulatory agency, and these prices reflect regular and current market transactions between parties at arm’s length. The quoted market price used for financial assets held by the Company is the current offer price. These instruments are included in Level 1.
For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. These valuation techniques maximize the use of observable market data, when available, and minimize the use of Company’s specific estimates. Should all significant variables used to establish the fair value of a financial instrument be observable, the instrument is included in Level 2.
Should one or more variables used in determining the fair value not be observable in the market, the financial instrument is included in Level 3.
There were no transfers between Level 1 and Level 2 during the years ended December 31, 2021, and 2020.
The fair value of warrants is determined using the Black & Scholes model considering the expected volatility of the Company’s ordinary shares upon estimating the future volatility of Company share price. The risk-free interest rate for the expected useful life of warrants is based on the available return of benchmark government bonds with an equivalent remainder term upon the grant. The expected life is based on the contractual terms.
The following assumptions were used in estimating the fair value of warrants as of December 31, 2021, and
2020:

	As of December 31, 2021	As of December 31, 2020

Annualized volatility	39.94%	40.21%
Risk free domestic interest rate	7.15%	4.34%
Risk free foreign interest rate	0.55%	0.13%
Remainder period in years	1.29 years	2.29 years
It is a recurring Level 3 fair value measurement. The key Level 3 inputs used by Management to assess fair value are market price and expected volatility. As of December 31, 2021: (i) should market price increase by 0,10 it would increase the obligation by about 277; (ii) should market price decrease by 0,10 it would drop the obligation by about 258; (iii) should volatility increase by 50 basis points, it would rise the obligation by about 135 and; (iv) should volatility slip by 50 basis points, it would reduce the obligation by about 133.
Also, as of December 31, 2020: (i) should market price increase by 0,10 it would increase the obligation by about 76; (ii should market price decrease by 0,10 it would drop the obligation by about 66; (iii) should volatility increase by 50 basis points, it would rise the obligation by about 32; and (iv) should volatility slip by 50 basis points, it would reduce the obligation by about
31
.
Reconciliation of level 3 measurements at fair value:

	As of December 31, 2021	As of December 31, 2020

Warrants liability amount at beginning of year:	362	16,860
Loss / (profit) from changes in the fair value of warrants (Note 11.3)	2,182	(16,498)

Amounts at end of year (Note 18.3)	2,544	362

18.5.2 Fair value of financial assets and liabilities that are not measured at fair value (but require fair value disclosures)
Except for the information included in the following chart, the Company considers that the carrying amounts of financial assets and liabilities recognized in the consolidated financial statements approximate to its fair values, as explained in the related notes.

As of December 31, 2021	Carrying amount	Fair value	Level
Liabilities

Borrowings	610,973	560,409	2

Total liabilities	610,973	560,409

As of December 31, 2020	Carrying amount	Fair value	Level
Liabilities

Borrowings	539,786	567,381	2

Total liabilities	539,786	567,381

18.6 Risk management objectives and policies concerning financial instruments
18.6.1 Financial risk factors
The Company’s activities are exposed to several financial risks: market risk (including exchange rate risk, interest rate risk and price risk), credit risk and liquidity risk.
Financial risk management is included in the Company’s global policies, and it adopts a comprehensive risk management policy focused on tracking risks affecting the entire Company. This strategy aims at striking a balance between profitability targets and risk exposure levels. Financial risks are derived from the financial instruments to which the Company is exposed during period-end
or as of every
year-end.
The Company’s Financial Department, controls financial risk by identifying, assessing and covering financial risks The risk management systems and policies are reviewed regularly to show the changes in market conditions and the Company’s activities. This section includes a description of the main risks and uncertainties, which may adversely affect the Company’s strategy, performance, operational results and financial position.
18.6.1.1 Market risk
Exchange rate risk
The Company’s financial position and results of operations are sensitive to exchange rate changes between the US dollar and the ARS. As of December 31, 2021, and 2020, the Company performed foreign exchange currency hedge transactions, and the impact in the results of the year is recognized in “Other financial results”.
Most Company sales are denominated in US dollars, or the changes in sales follow the changes in the US dollar listed price.
During the years ended December 31, 2021, and 2020, the ARS depreciated by abo ut 22%
 and
 41
%, respectively.
The following chart shows the sensitivity to a reasonable change in the exchange rates of the ARS to the US dollar while maintaining the remainder variables constant. Impact on profit before taxes is related to changes in the fair value of monetary assets and liabilities denominated in currencies other than the US dollar, the Company’s functional currency. The Company’s exposure to changes in foreign exchange rates for the remainder currencies is immaterial.

	As of December 31, 2021		As of December 31, 2020
Changes in rates in Argentine pesos	+/- 63%		+/- 50%
Effect on profit or loss	(69,835	) / 69,835	(22,170	) / 22,170
Effect on equity	(69,835	) / 69,835	(22,170	) / 22,170
Inflation in Argentina
As of December 31, 2021, and 2020, the
3-year
cumulative inflation rate stood at abou
t
216
%
, and
200
%, respectively.
Price risk
The Company’s financial instruments are not significantly exposed to the risks of hydrocarbon international prices due to current regulatory, economic and government policies, and the fact that domestic gas prices are not directly affected in the short tun by the changes in the international market.
Moreover, the Company’s investments in financial assets classified “at fair value through profit or loss” are sensitive to the risk of changes in market prices derived from uncertainties on the future value of these financial assets.
The Company estimates that provided that the remainder variables remain constant, a revaluation/(devaluation) of each market price detailed below will give rise to the following increase / (decrease) in profit / (loss) for the year before taxes in relation to the financial assets at fair value through profit or loss detailed in Note 18.5 to the consolidated financial statements:

	As of December 31, 2021		As of December 31, 2020
Changes in government bonds	+/- 10%		+/- 10%
Effect on profit before income tax	380 /	(380)	163 /	(163)
Changes in mutual funds	+/-10%		+/-10%
Effect on profit before income tax	12,567 /	(12,567)	3,046 /	(3,046)
Interest rate risk
For the years ended December 31, 2021, and 2020 the average interest rate was 40% and 38%, respectively.
The purpose of interest rate risk management is to minimize finance costs and limit the Company’s exposure to interest rate increases.
Variable-rate indebtedness exposes the Company’s cash flows to interest rate risk due to the potential volatility. Fixed-rate indebtedness exposes the Company to interest rate risk on the fair value of its liabilities as they could be considerably higher than variable rates. As of December 31, 2021, and 2020, about 16% and 35% of indebtedness was subject to variable interest rates. For the year ended December 31, 2021, and 2020, the variable interest rate of loans denominated in US dollars stood at 4.81% and 5.69%, respectively, and it amounted to 35.55% and 38.81%, respectively, for loans denominated in ARS.
The Company expects to lessen its interest rate exposure by analyzing and assessing (i) the different sources of liquidity available in domestic and international financial and capital markets (if available); (ii) alternative (fixed or variable) interest rates, currencies and contractual terms available for companies in a sector, industry and risk similar to the Company’s; and (iii) the availability, access and cost of interest rate hedge contracts. Hence, the Company assesses the impact on profit or loss of each strategy on the obligations that represent the main positions to the main interest-bearing positions.

In the case of fixed rates and in view of current market conditions, the Company considers that the risk of a major decrease in interest rates is low; therefore, it does not expect substantial fixed rate debt risk.
For the years ended December 31, 2021, and 2020, the Company did not use derivative financial instruments to mitigate interest rate risks.
18.6.1.2 Credit risk
The Company establishes credit limits according to Management definitions based on internal or external ratings. It performs ongoing credit assessments on the customers’ financial capacity, which minimizes the potential risk of doubtful accounts. The customer’s credit risk is managed according to the Company’s customer credit risk management policy, procedures and controls. Pending accounts receivable are monitored on a regular basis.
Credit risk represents the exposure to potential losses from customer noncompliance with the obligations assumed. This risk is mainly derived from economic and financial factors.
The Company established a reserve for expected credit losses that represents the best estimate of potential losses related to trade and other receivables.
The Company has the following credit risk concentration with respect to its interest in all receivables as of December 31, 2021, and 2020 and revenue per year.

	As of December 31, 2021	As of December 31, 2020

Percentages to total trade receivables:
Customers
Raizen Argentina S.A.	53%	25%
Trafigura Argentina S.A.	2%	25%
Camuzzi Gas Pampeana, S.A.	1%	13%

	For the year ended December 31, 2021	For the year ended December 31, 2020

Percentages to revenue from contracts with customers per product:
Crude oil
Trafigura Argentina S.A.	40%	46%
Raizen Argentina S.A.	26%	17%
Valero Marketing and Supply Company	10%	-%
ENAP Refinerías S.A.	6%	12%
Trafigura Pte LTD	5%	17%
Natural Gas
Generación Mediterránea S.A.	15%	-%
Cía. Administradora del Mercado Mayorista Eléctrico S.A.	10%	-%
Rafael G. Albanesi S.A.	11%	22%
Camuzzi Gas Pampeana S.A.	3%	29%
Metroenergía S.A.	1%	13%

No other individual customer has an interest in total trade receivables or revenue exceeding 10% for the years reported.
The Company keeps no securities as insurance. It assesses risk concentration with respect to trade and other receivables as high because its customers are concentrated as detailed below.
Below is the information on the credit risk exposure of the Company’s trade receivables:

As of December 31, 2021	To fall due	<90 days	90–365 days	>365 days	Total

Days past due
Estimated total gross amount at default	23,729	1,495	406	—	25,630
Expected credit losses	—	—	(406)	—	(406)

					25,224

As of December 31, 2020	To fall due	<90 days	90–365 days	>365 days	Total
Days past due
Estimated total gross amount at default	18,236	5,024	3	—	23,263
Expected credit losses	—	—	(3)	—	(3)

					23,260
The credit risk of liquid funds and other financial investments is limited since the counterparties are banks with high credit ratings. If there are no independent risk ratings, the risk control area assesses the customer’s solvency based on prior experiences and other factors.
18.6.1.3 Liquidity risk
Liquidity risk is related to the Company’s capacity to finance its commitments and carry out its business plans with stable financial sources, indebtedness level and the maturity profile of the financial payable. The Company’s Finance department makes cash flow projections.
During the year ended December 31, 2020, and as the Company’s response to the effects of
COVID-19
the Company and its subsidiaries Vista Argentina, Vista Holding I and Vista Holding II entered into several agreements to refinance 45,000 of the syndicated loan; deferral of payment of 4,500 originally due in 2020 to 2022; and incorporate several definitions and financial commitments were changed to consolidate the Group’s liquidity during this period of high global uncertainty.
Company Management supervises the updated projections on liquidity requirements to ensure the sufficiency of cash and liquid financial instruments to meet operating needs. The aim is to ensure that the Company does not violate the indebtedness levels or restrictions, if applicable, of any credit line. These projections consider the plans to finance the Company’s payable, compliance with restrictions and, if applicable, external regulatory or legal requirements, such as, for example, restrictions in the use of foreign currency.
Excess cash flow and the amounts above the working capital requirement are managed by the Company’s Finance department that invests the surplus in mutual funds and money market funds by choosing instruments with timely due dates and currencies and proper credit quality and liquidity to provide sufficient margin according to the aforementioned projections.
The Company diversifies its sources of funding between banks and capital markets and is exposed to refinancing risk upon expiry.
Below is the assessment of the Company’s liquidity risk as of December 31, 2021, and
2020:

	As of December 31, 2021	As of December 31, 2020

Current assets	375,070	267,836
Current liabilities	385,738	333,738

Liquidity i ndex	0.972	0.803

The following table includes an analysis of the Company’s financial liabilities grouped according to their maturity dates and considering the remainder period until contractual expiry date as from the date of the financial statements.
The amounts included in the table are no discounted contractual cash flows.

As of December 31, 2021	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	146,148	163,222	309,370
From 1 to 2 years	58,372	157,792	216,164
From 2 to 5 years	9,688	214,491	224,179
Over 5 years	4,051	75,468	79,519

Total	218,259	610,973	829,232

As of December 31, 2020	Financial liabilities except borrowings	Borrowings	Total
To fall due:
Less than 1 year	124,802	190,227	315,029
From 1 to 2 years	5,733	170,004	175,737
From 2 to 5 years	12,127	179,555	191,682

Total	142,662	539,786	682,448

18.6.1.4 Other risks
Access to the foreign exchange market in Argentina
Below is the regulatory framework set by the Central Bank of Argentina (“BCRA” by Spanish acronym) during the year ended December 31, 2021, whereby it introduced certain restrictions and adjustments on hoarding and consumption of currencies other than the Argentine peso, and on the acquisition of currency that may be accessed by the Company:

(i)	Communiqué “A” 7196, as supplemented
On January 6, 2021, through Communiqué “A” 7196 (as amended by Communiqué “A” 7422 [hereinafter, “Communiqué 7422, as revised”]), the BCRA introduced a series of measures to loosen regulations aimed at favoring the swap or financing of private-sector payables abroad. Some of these measures are:
a) the extension from 30 (thirty) to 45 (forty-five) calendar days of the expiry term to access the market for settling the principal and interest of financial payables abroad; or debt securities registered in an Argentine public registry denominated in foreign currency;
b) fund arising from the collection of exports of goods and services made by the debtor may be accumulated in foreign or Argentine accounts to secure the settlement of the due dates of the debt agreed as from January 2021.

(ii)	Communiqué “A” 7218
On February 4, 2021, through Communiqué “A” 7218, (as amended by Communiqué 7422, as revised), the BCRA granted access to the exchange market to settle principal and interest of financial payables provided that the debtor evidence that the foreign currency was entered into Argentina and converted into Argentine pesos in the exchange market for an amount equal to the nominal amount of the financial payable abroad
.

It also set forth that entities may also provide residents with access to the exchange market to settle abroad principal and interest of debt securities registered abroad, issued as from February 5, 2021, and that were partly subscribed in foreign currency in Argentina, provided that the following conditions are fully met:
a) debtors show that they registered exports before debt securities were issued or that the placement funds were used to meet commitments abroad. If at least one of the aforementioned conditions is not met, the issuance has the BCRA’s prior approval.
b) the average life of debt securities should not be less than 5 (five) years.
c) the first payment of principal should not be registered before the 3 (three) years of issuance date.
d) the local subscription should not exceed 25% (twenty-five percent) of the total subscription.
e) as of the date of access, all funds subscribed abroad and in Argentina should be converted into Argentine pesos in the exchange market.

(iii)	Communiqué “A” 7416
On December 9, 2021, the BCRA issued Communiqué “A” 7416, whereby it extended the term of the restrictions to access the exchange market for certain financial payables.
In this sense, the BCRA requires that the Argentine banks and companies operating in the private sector that: (i) carry payables abroad (including negotiable obligations and borrowings), and (ii) have principal payments scheduled from January 1, 2022, through June 30, 2022, (the “relevant period”) submit a refinancing plan to the BCRA according to the following criteria:
a) the net amount for which the debtor may access the foreign exchange market within the original terms should not exceed 40% of the principal amount that fell due in the relevant period, and
b) the remainder 60% of principal payable during the relevant period should be refinanced by the original creditors through the extension of the principal payments that provide the new debt with an average life not lower than 2 years.
In addition, the refinancing system will be considered met when the debtor accesses the exchange market to settle principal for an amount exceeding 40% of original principal, provided that such debtor has a “certificate of increased exports of goods in 2021” issued in the context of the Communiqué, as revised, or has settlements in the exchange market as from October 9, 2020, for: (i) issuances of debt securities registered abroad or other financial debts abroad, and (ii) issuances of debt securities registered in a public registry in Argentina denominated in foreign currency that meet the conditions set forth in Communiqué 7422, as revised.

(iv)	Communiqué “A” 7327
On June 10, 2021, BCRA Communiqué “A” 7327 further extended the restrictions to access the exchange market for the performance of certain transactions with securities.
To access the exchange market until then,
the requesting entity had to: (i) declare that it had not conducted certain transactions with securities during the prior 90 days, and (ii) undertake not to carry out such transactions during the subsequent 90 days.
The swaps of securities for other external assets were added to the transactions already included in the declaration before Communiqué “A” 7327 was issued (sales in Argentina of securities settled in foreign currency and their transfers to depository entities abroad).
Communiqué 7422, as revised, established that such sworn statement should also evidence the acquisition in Argentina, settled in Argentine pesos, of securities issued by nonresidents as from October 29, 2021.

(v)	Communiqué “A” 7340
On August 12, 2021, through Communiqué “A” 7340, the BCRA sets forth that the sales of securities settled in foreign currency should be paid using any of the following methods:
a) Trough the transfer of funds from and to sight accounts in the client’s name in local financial institutions; or
b) by a wire transfer to bank accounts in the client’s name in a foreign entity that is not organized in countries or territories that do not apply or do not sufficiently apply the Financial Action Task Force Recommendations.
Therefore, settling these transactions through the payment in foreign currency bills or through the deposit in custodian or third-party accounts would no longer be permitted in any case.

(vi)	Communiqué “A” 7385
On October 28, 2021, through Communiqué “A” 7385 (as subsequently amended by Communiqué 7422, as revised, and Communiqué “A” 7433 of January 6, 2022), the BCRA introduced new amendments (effective as from November 1, 2021) in the supplementary provisions related to the payments of imports of goods established in foreign trade and foreign exchange regulations.
It included, among others, an exception to access the foreign exchange market to make payments at sight or payments of trade payables with no customs entry registration without the need to obtain the BCRA’s prior authorization, provided that the following conditions were met:
a) the transaction is related to payments of imports of supplies to be used in manufacturing goods in Argentina;
b) the payments made using this option do not exceed, in the current calendar month and in the set of entities, the amount resulting from the average of total imports of supplies of goods computable under point 10.11.1 (import payment formula versus value of goods imported) over the last twelve calendar months, net of the outstanding amount to be settled for payments with a pending customs entry registration subject to delay recorded by the importer (it is expressly stated that such cap shall not apply when the client is a trust created by a provincial government to facilitate the acquisition of supplies by goods manufacturers), and
c) the entity has a client’s sworn statement evidencing compliance with the aforementioned conditions and that the imports computed are supplies, and the entity also checks that the computable amount declared is consistent with BCRA data available in the online system implemented to such end.
Moreover, on January 5, 2022, through Federal Public Revenue Agency (AFIP by Spanish acronym) General Resolution No. 5135/2022 implemented a comprehensive system for monitoring payments of services abroad (“SIMPES” by Spanish acronym), applicable to the payment of certain services rendered by nonresidents. This system applies to natural persons, undivided estates and artificial persons that are required to make payments abroad on their own account or on account of third parties, or act as payment originators, for settling own or third-party obligations.
In this sense, the BCRA sets that the liable parties should provide the information expressly requested in the SIMPES and permit that such information be submitted to the BCRA for assessment.
Financial institutions should verify that the client has an approved declaration through the SIMPES to enable access to the foreign exchange market to make the related payment. This requirement shall not apply to (i) certain services as is the case of freight, passenger transportation, travel and other payments with card, health services provided by travel assistance companies and government services; (ii) payments made by (a) the public sector and (b) all organizations in which the Argentine government holds a majority interest in the capital or in corporate decisions; (iii) trusts created with contributions from the federal public sector; (iv) financial institutions for imports of own services, or (v) entities for settling letters of credit or bills endorsed or granted through January 6, 2022.

As of December 31, 2021, the Company implemented the necessary actions to comply with the aforementioned communiqués and continues to monitor new changes in the regulatory framework and the impact of settling payables in currencies other than the Argentine peso.